Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

16.  Commitments and Contingencies

Legal

        Aon and its subsidiaries are subject to numerous claims, tax assessments, lawsuits and proceedings that arise in the ordinary course of business, which frequently include errors and omissions ("E&O") claims. The damages claimed in these matters are or may be substantial, including, in many instances, claims for punitive, treble or extraordinary damages. Aon has historically purchased E&O insurance and other insurance to provide protection against certain losses that arise in such matters. Aon has exhausted or materially depleted its coverage under some of the policies that protect the Company and, consequently, is self-insured or materially self-insured for some historical claims. Accruals for these exposures, and related insurance receivables, when applicable, have been recognized to the extent that losses are deemed probable and are reasonably estimable. These amounts are adjusted from time to time as developments warrant. Amounts related to settlement provisions are recorded in Other general expenses in the Consolidated Statements of Income.

        At the time of the 2004-05 investigation of the insurance industry by the Attorney General of New York and other regulators, purported classes of clients filed civil litigation against Aon and other companies under a variety of legal theories, including state tort, contract, fiduciary duty, antitrust and statutory theories and federal antitrust and Racketeer Influenced and Corrupt Organizations Act ("RICO") theories. The federal actions were consolidated in the U.S. District Court for the District of New Jersey, and a state court collective action was filed in California. In the New Jersey actions, the Court dismissed plaintiffs' federal antitrust and RICO claims in separate orders in August and October 2007, respectively. In August 2010, the U.S. Court of Appeals for the Third Circuit affirmed the dismissals of most, but not all, of the claims. In March 2011, Aon entered into a Memorandum of Understanding documenting a settlement of the civil cases consolidated in the U.S. District Court for the District of New Jersey. Under that agreement, Aon will pay $550,000 in exchange for dismissal of the class claims. This agreement remains subject to court approval. Several non-class claims brought by individual plaintiffs who opted out of the class action proceeding will remain pending, but the Company does not believe these present material exposure to the Company individually or in the aggregate. The outcome of these lawsuits, and any losses or other payments that may result, cannot be predicted at this time.

        Following inquiries from regulators, the Company commenced an internal review of its compliance with certain U.S. and non-U.S. anti-corruption laws, including the U.S. Foreign Corrupt Practices Act ("FCPA"). In January 2009, Aon Limited, Aon's principal U.K. brokerage subsidiary, entered into a settlement agreement with the Financial Services Authority ("FSA") to pay a £5.25 million fine arising from its failure to exercise reasonable care to establish and maintain effective systems and controls to counter the risks of bribery arising from the use of overseas firms and individuals who helped it win business. On December 20, 2011, Aon entered into settlement agreements with the U.S. Department of Justice ("DOJ") and the U.S. Securities and Exchange Commission ("SEC"). Both settlements arose from and related to the making of improper payments, directly and through third parties, to government officials, the failure to maintain accurate books and records and the failure to maintain sufficient internal controls to prevent violations of the FCPA. The DOJ settlement involved a Non-Prosecution Agreement and also consisted of a monetary penalty in the amount of $1.8 million. The SEC settlement required Aon to pay a total of $14.5 million in disgorgement and prejudgment interest. Under the Non-Prosecution Agreement, Aon must bring to the DOJ's attention all criminal conduct by, or criminal investigations of, Aon or any of its senior managerial employees that comes to the attention of Aon or its senior management, as well as any administrative proceeding or civil action brought by any U.S. or foreign governmental authority that alleges fraud or corruption by or against Aon.

        A retail insurance brokerage subsidiary of Aon provides insurance brokerage services to Northrop Grumman Corporation ("Northrop"). This Aon subsidiary placed Northrop's excess property insurance program for the period covering 2005. Northrop suffered a substantial loss in August 2005 when Hurricane Katrina damaged Northrop's facilities in the Gulf states. Northrop's excess insurance carrier, Factory Mutual Insurance Company ("Factory Mutual"), denied coverage for the claim pursuant to a flood exclusion. Northrop sued Factory Mutual in the United States District Court for the Central District of California and later sought to add this Aon subsidiary as a defendant, asserting that if Northrop's policy with Factory Mutual does not cover the losses suffered by Northrop stemming from Hurricane Katrina, then this Aon subsidiary will be responsible for Northrop's losses. On August 26, 2010, the court granted in large part Factory Mutual's motion for partial summary judgment regarding the applicability of the flood exclusion and denied Northrop's motion to add this Aon subsidiary as a defendant in the federal lawsuit. On January 27, 2011, Northrop filed suit against this Aon subsidiary in state court in Los Angeles, California, pleading claims for negligence, breach of contract and negligent misrepresentation. Aon believes that it has meritorious defenses and intends to vigorously defend itself against these claims. The outcome of this lawsuit, and the amount of any losses or other payments that may result, cannot be predicted at this time.

        Another retail insurance brokerage subsidiary of Aon has been sued in Tennessee state court by a client, Opry Mills Mall Limited Partnership ("Opry Mills"), that sustained flood damage to its property in May 2010. The lawsuit seeks $200 million from numerous insurers with whom this Aon subsidiary placed the client's property insurance coverage. The insurers contend that only $50 million in coverage is available for the loss because the flood event occurred on property in a high hazard flood zone. Opry Mills is seeking full coverage from the insurers for the loss and has sued this Aon subsidiary in the alternative for the same $150 million difference on various theories of professional liability if the court determines there is not full coverage. Aon believes it has meritorious defenses and intends to vigorously defend itself against these claims. The outcome of this lawsuit, and any losses or other payments that may result, cannot be reasonably predicted at this time.

        A pensions consulting and administration subsidiary of Hewitt before its acquisition by Aon provided investment consulting advisory services to the Trustees of the Philips UK pension fund and the relevant employer of fund beneficiaries (together, "Philips"). In December 2011, the Aon subsidiary received notice of a potential claim alleging negligence and breach of duty. The notice asserts Philips' right to claim damages related to Philips' purchase of certain investment structures pursuant to the supply of the advisory services, which is said to have caused Philips to incur substantial losses. No lawsuit has yet been filed. Aon believes that it has meritorious defenses and intends to vigorously defend itself against these allegations. The outcome of this circumstance, and the amount of any losses or other payments that may result, cannot be reasonably predicted at this time.

        From time to time, Aon's clients may bring claims and take legal action pertaining to the performance of fiduciary responsibilities. Whether client claims and legal action related to the Company's performance of fiduciary responsibilities are founded or unfounded, if such claims and legal actions are resolved in a manner unfavorable to the Company, they may adversely affect Aon's financial results and materially impair the market perception of the Company and that of its products and services.

        Although the ultimate outcome of all matters referred to above cannot be ascertained, and liabilities in indeterminate amounts may be imposed on Aon or its subsidiaries, on the basis of present information, amounts already provided, availability of insurance coverages and legal advice received, it is the opinion of management that the disposition or ultimate determination of such claims will not have a material adverse effect on the consolidated financial position of Aon. However, it is possible that future results of operations or cash flows for any particular quarterly or annual period could be materially affected by an unfavorable resolution of these matters.

Guarantees and Indemnifications

        Aon provides a variety of guarantees and indemnifications to its customers and others. The maximum potential amount of future payments represents the notional amounts that could become payable under the guarantees and indemnifications if there were a total default by the guaranteed parties, without consideration of possible recoveries under recourse provisions or other methods. These amounts may bear no relationship to the expected future payments, if any, for these guarantees and indemnifications. Any anticipated amounts payable that are deemed to be probable and reasonably estimable are recognized in Aon's Consolidated Financial Statements.

        Aon has total letters of credit ("LOCs") outstanding for approximately $75 million and $71 million at December 31, 2011 and 2010, respectively. These letters of credit cover the beneficiaries related to Aon's Canadian pension plan, secure deductible retentions on Aon's own workers compensation program, an Aon Hewitt sublease agreement for office space, and one of the U.S. pension plans. Aon also has issued LOCs to cover contingent payments for taxes and other business obligations to third parties, and other guarantees for miscellaneous purposes at its international subsidiaries.

        Aon has certain contractual contingent guarantees for premium payments owed by clients to certain insurance companies. The maximum exposure with respect to such contractual contingent guarantees was approximately $48 million at December 31, 2011.

        Aon has provided commitments to fund certain limited partnerships in which it has an interest in the event that the general partners request funding. Some of these commitments have specific expiration dates and the maximum potential funding under these commitments was $64 million at December 31, 2011. During 2011, the Company funded $15 million of these commitments.

        Aon expects that as prudent business interests dictate, additional guarantees and indemnifications may be issued from time to time.